Changes In Fair Value On Financial Assets Measured At FVTPL	12 Months Ended
Apr. 30, 2022
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Abstract]
Changes In Fair Value On Financial Assets Measured At FVTPL
8.	CHANGES IN FAIR VALUE ON FINANCIAL ASSETS MEASURED AT FVTPL

	2020	2021	2022
	HK$	HK$	HK$

Changes in fair value on financial assets at FVTPL	43,592	70,291	132,032

During the year ended April 30, 2022, the Group disposed a financial asset measured at FVTPL to an independent third party at a consideration of HK$254,951 and resulting in a gain on disposal of HK$130,562, which represented the difference between the consideration and the carrying amount as at April 30, 2021. The consideration receivable of HK$258,176 as of April 30, 2022 is included in prepayments and other receivables.